Vessel revenue - Revenue by employment type (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Aug. 31, 2021 vessel
Disclosure of maturity analysis of operating lease payments [line items]
Vessels that earned revenue in long-term time-charter contracts | vessel	15	14
Number of vessels | vessel	1
Pool revenue	$ 1,155,244	$ 1,186,577	$ 534,982
Voyage revenue (spot market)	32,718	328,087	5,804
Time charter revenue	153,260	48,209	0
Revenue	$ 1,341,222	$ 1,562,873	$ 540,786
Product tanker
Disclosure of maturity analysis of operating lease payments [line items]
Number of vessels | vessel		0	0	9